Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of estimated useful lives
Office equipment and furniture	3-5 years
Transportation vehicles	3-5 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of the currency exchange rates
	As of December 31,
	2021	2022
Year-end spot rate	US$1=RMB 6.3757	US$1=RMB 6.8972
Average rate	US$1=RMB 6.4508	US$1=RMB 6.7290